Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

	December 31,
Condensed Balance Sheets	2016	2015
Assets:
Cash	$4,747	$7,493
Securities available for sale	778	587
Investment in bank subsidiary	149,965	133,959
Investment in nonbank subsidiaries	12,635	12,615
Other assets	1,226	2,204

Total assets	$169,351	$156,858

Liabilities:
Deferred income taxes and other liabilities	$2,308	$2,258
Subordinated debentures	29,427	29,427

Total liabilities	31,735	31,685

Shareholders’ Equity:
Preferred stock	18,950	22,273
Common stock	118,975	115,330
Accumulated earnings	19,263	5,300
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(2,337)	(495)

Total shareholders’ equity	137,616	125,173

Total liabilities and shareholders’ equity	$169,351	$156,858

Schedule of Condensed Statements of Operations

	For the years ended December 31,
Condensed Statements of Operations	2016	2015	2014
Dividends from bank subsidiaries	$—	$14,226	$7,339
Interest expense	(884)	(760)	(777)
Pension expense	(184)	(388)	(397)
Other expense, net	(920)	(1,755)	(1,150)

Income (loss) before equity in undistributed net earnings of subsidiaries	(1,988)	11,323	5,015
Income tax benefit	676	959	763
Equity in undistributed net earnings of subsidiaries	18,529	463	3,750

Net income	$17,217	$12,745	$9,528

Comprehensive income	$15,375	$12,297	$13,728

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
Condensed Statements of Cash Flows	2016	2015	2014
Operating activities:
Net income	$17,217	$12,745	$9,528
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	1,821	1,324	1,508
Equity in undistributed net earnings of subsidiaries	(18,529)	(463)	(3,750)

Net cash from operating activities	509	13,606	7,286
Investing activities:
Acquisition and additional capitalization of subsidiary, net of cash acquired	—	(16,637)	—

Net cash used for investing activities	—	(16,637)	—
Financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	(1)	—	—
Payment to repurchase preferred stock	—	—	(22,857)
Cash dividends paid	(3,254)	(3,139)	(3,338)

Net cash used for financing activities	(3,255)	(3,139)	(26,195)

Net change in cash and cash equivalents	(2,746)	(6,170)	(18,909)
Cash and cash equivalents at beginning of year	7,493	13,663	32,572

Cash and cash equivalents at end of year	$4,747	$7,493	$13,663